Current provisions and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Current provisions and other current liabilities
Summary of reconciliation of the current provisions

Development of current provisions

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation
	2020	translation	group	Utilized	Reversed	Additions	Reclassifications	December 31, 2020

Self-insurance programs	219,866	(18,963)	—	—	(101,497)	107,023	—	206,429
Personnel expenses	90,526	(3,459)	(1,226)	(77,774)	(8,092)	29,166	26,124	55,265
Risk of lawsuit	20,981	(1,992)	204	(531)	(111)	5,998	(159)	24,390
Other current provisions	40,683	(1,778)	545	(8,716)	(5,732)	12,912	(160)	37,754
Current provisions	372,056	(26,192)	(477)	(87,021)	(115,432)	155,099	25,805	323,838

Schedule of other current liabilities

Other current liabilities

in € THOUS

	2020	2019

Personnel liabilities	732,771	647,508
Put option liabilities	645,784	654,963
Contract liabilities	571,420	22,795
Unapplied cash and receivable credits	495,962	482,682
Invoices outstanding	180,227	178,209
VAT and other (non-income) tax liabilities	113,595	104,388
Interest liabilities	73,140	73,593
Derivatives	40,923	13,246
Deferred Income	34,885	8,145
Bonuses, commissions	32,971	27,510
Legal matters, advisory and audit fees	31,902	27,979
Variable payments outstanding for acquisitions	19,313	34,253
Other liabilities	220,345	216,923
Other current liabilities	3,193,238	2,492,194